   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  July 18, 2017 to August 17, 2017

   Commission File Number of issuing entity:  333-190246-02

   Central Index Key Number of issuing entity:  0001593269

   JPMBB Commercial Mortgage Securities Trust 2013-C17

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-190246

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0000835271

    JPMorgan Chase Bank, National Association

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0000312070

    Barclays Bank PLC

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001660492

   GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation)

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001567746

    Redwood Commercial Mortgage Corporation

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001587045

    RAIT Funding, LLC

    (Exact name of sponsor as specified in its charter)

    Bianca Russo (212) 648-0946

    (Name and telephone number, including area code, of the person to contact in connection with this filing)

    New York

    (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3918855

38-3918856

38-7109058

(I.R.S. Employer Identification No.)

    c/o Wells Fargo Bank, N.A.

    9062 Old Annapolis Road

    Columbia, MD 21045

    (Address of principal executive offices of the issuing entity) (Zip Code)

    (410) 884-2000

    (Telephone number, including area code)

    Not Applicable

    (Former name, former address, if changed since last report)

    Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
C	___	___	X	___
EC	___	___	X	___
X‑A	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2017, a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the JPMBB Commercial Mortgage Securities Trust 2013-C17 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.11%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2013-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 18, 2017 to August 17, 2017. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on August 10, 2017. The CIK number for Barclays Bank PLC is 0000312070.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation) filed its most recent Rule 15Ga-1 Form ABS-15G on February 17, 2017. The CIK number for GE Capital US Holdings, Inc. is 0001660492.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2017. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 26, 2017. The CIK number for RAIT Funding, LLC is 0001587045.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). On July 11, 2017, certain PIMCO investment funds filed a civil complaint relating to Wells Fargo Bank's setting aside reserves for legal fees and expenses in connection with the liquidation of 11 RMBS trusts at issue in the State Court Complaint.  The complaint seeks, among other relief, declarations that Wells Fargo Bank is not entitled to (i) indemnification from, (ii) advancement of funds from, or (iii) taking reserves from trust funds for legal fees and expenses it incurs in defending the claims in the State Court Complaint. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The Jordan Creek Town Center Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on December 30, 2013 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. In accordance with the Item 1112(b)(1) of the Regulation AB, the most recent unaudited net operating income of the significant obligor is $10,963,561.00 for the period January 1, 2017 through June 30, 2017.

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2013-C17, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00
*REO Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2013-C17, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2017	$3,407.52
Current Distribution Date:	08/17/2017	$3,516.12
Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00
Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17, relating to the August 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/   Bianca Russo

Bianca Russo, Managing Director and Secretary

Date:  August 30, 2017

EXHIBIT INDEX

Exhibit Number               Description

EX 99.1                     Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17, relating to the August 17, 2017 distribution.